UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

February 15, 2023
Date of Report

ACRES Commercial Realty Corp.
(Exact name of securitizer as specified in its charter)

N/A	0001332551
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David J. Bryant, (516) 535-0015
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), ACRES Commercial Realty Corp. has indicated by check mark that there is no activity for the annual period.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets, and (iii) identifying each trustee and servicer for the Covered Transactions.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 15, 2023	ACRES COMMERCIAL REALTY CORP. (Securitizer)

	By:	/s/ David J. Bryant
Name: David J. Bryant
(senior officer in charge of securitization)